Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Revenue	€ 488.2	€ 458.1	€ 1,027.4	€ 989.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	129.4	105.6	239.3	211.8
Italy
Disclosure of geographical areas [line items]
Revenue	83.6	82.9	198.6	193.3
Germany
Disclosure of geographical areas [line items]
Revenue	66.9	65.1	155.0	147.7
France
Disclosure of geographical areas [line items]
Revenue	41.8	40.1	85.8	83.6
Sweden
Disclosure of geographical areas [line items]
Revenue	45.0	49.5	94.5	106.7
Norway
Disclosure of geographical areas [line items]
Revenue	28.4	26.8	59.4	59.5
Austria
Disclosure of geographical areas [line items]
Revenue	20.9	22.0	50.4	48.2
Spain
Disclosure of geographical areas [line items]
Revenue	18.4	20.3	38.1	41.1
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 53.8	€ 45.8	€ 106.3	€ 97.5